T. ROWE PRICE Small-Cap Stock Fund
March 31, 2025 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  97.3%
COMMUNICATION SERVICES  3.6%
Diversified Telecommunication Services  0.1%
AST SpaceMobile (1) 425,841 9,684
9,684
Entertainment  2.6%
Atlanta Braves Holdings, Class C (1) 810,171 32,415
Liberty Media Corp-Liberty Live, Class C (1) 2,095,640 142,797
Madison Square Garden Sports (1) 133,423 25,980
201,192
Interactive Media & Services  0.9%
Reddit, Class A (1) 430,682 45,178
Vimeo (1) 4,646,518 24,441
69,619
Total Communication Services 280,495
CONSUMER DISCRETIONARY  5.8%
Broadline Retail  0.4%
Global-e Online (1) 536,492 19,126
Ollie's Bargain Outlet Holdings (1) 8,277 963
Savers Value Village (1) 1,695,404 11,698
31,787
Diversified Consumer Services  1.1%
Bright Horizons Family Solutions (1) 383,804 48,758
Duolingo (1) 50,795 15,774
Strategic Education  262,525 22,042
86,574
Hotels, Restaurants & Leisure  2.8%
Cava Group (1) 17,323 1,497
Dutch Bros, Class A (1) 471,871 29,133
Life Time Group Holdings (1) 196,857 5,945
Papa John's International  439,493 18,054
Planet Fitness, Class A (1) 919,471 88,830
Red Rock Resorts, Class A  539,867 23,414
Shake Shack, Class A (1) 117,379 10,349

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Torchys Holdings, Class A, Acquisition Date: 11/13/20,
Cost $33,027 (1)(2)(3)(4)(5) 3,862,836 14,370
Wyndham Hotels & Resorts  282,572 25,576
217,168
Household Durables  0.7%
Champion Homes (1) 272,379 25,811
Installed Building Products  165,656 28,403
54,214
Leisure Products  0.3%
Peloton Interactive, Class A (1) 3,595,453 22,723
22,723
Specialty Retail  0.4%
Burlington Stores (1) 87,182 20,778
Floor & Decor Holdings, Class A (1) 10,503 845
RH (1) 23,422 5,491
27,114
Textiles, Apparel & Luxury Goods  0.1%
Skechers USA, Class A (1) 111,005 6,303
6,303
Total Consumer Discretionary 445,883
CONSUMER STAPLES  2.1%
Beverages  0.3%
Primo Brands  674,137 23,925
23,925
Food Products  0.9%
Farmers Business Network, Acquisition Date: 11/3/17,
Cost $14,293 (1)(2)(5) 774,080 2,709
Post Holdings (1) 236,813 27,556
Simply Good Foods (1) 1,078,821 37,208
67,473
Personal Care Products  0.9%
BellRing Brands (1) 343,177 25,553
Interparfums  265,143 30,192

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Olaplex Holdings (1) 8,985,217 11,411
67,156
Total Consumer Staples 158,554
ENERGY  4.7%
Energy Equipment & Services  2.1%
Cactus, Class A  566,167 25,948
Expro Group Holdings (1) 70,756 703
TechnipFMC  3,139,670 99,496
Weatherford International  698,355 37,397
163,544
Oil, Gas & Consumable Fuels  2.6%
Antero Resources (1) 231,855 9,376
DT Midstream  87,201 8,413
Expand Energy  380,234 42,328
Magnolia Oil & Gas, Class A  1,033,323 26,102
PBF Energy, Class A  924,992 17,658
Range Resources  1,437,941 57,417
Viper Energy  966,244 43,626
204,920
Total Energy 368,464
FINANCIALS  18.9%
Banks  9.9%
Banc of California  2,992,452 42,463
Blue Foundry Bancorp (1) 674,555 6,206
Cadence Bank  1,337,426 40,604
Capitol Federal Financial  2,903,699 16,261
Columbia Banking System  1,756,454 43,806
CRB Group, Acquisition Date: 4/14/22, Cost $2,582 (1)(2)(5) 24,556 1,554
Dime Community Bancshares  1,050,235 29,281
Dogwood State Bank (1) 481,480 7,102
East West Bancorp  775,103 69,573
Eastern Bankshares  1,589,309 26,065
Equity Bancshares, Class A  668,438 26,336
FB Financial  683,159 31,671

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
First Bancshares  912,367 30,847
Five Star Bancorp  868,729 24,151
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost $5,000 (1)(2)(5) 500,044 2,250
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost $— (1)(2)(5) 98,245 67
HarborOne Bancorp  1,087,116 11,273
Home BancShares  963,893 27,249
Kearny Financial  1,207,236 7,557
Live Oak Bancshares  975,052 25,995
Origin Bancorp  660,216 22,890
Pacific Premier Bancorp  403,741 8,608
Pinnacle Financial Partners  552,529 58,590
Popular  232,286 21,456
Prosperity Bancshares  579,875 41,386
SouthState  610,596 56,675
Texas Capital Bancshares (1) 571,922 42,723
Western Alliance Bancorp  563,468 43,291
765,930
Capital Markets  4.3%
Cboe Global Markets  533,312 120,683
Hamilton Lane, Class A  416,275 61,887
StepStone Group, Class A  484,988 25,331
Stifel Financial  81,919 7,722
TMX Group (CAD)  3,126,826 114,161
329,784
Consumer Finance  0.6%
Encore Capital Group (1) 576,981 19,779
SLM  864,156 25,380
45,159
Financial Services  1.6%
Marqeta, Class A (1) 5,065,324 20,869
PennyMac Financial Services  817,218 81,812
Toast, Class A (1) 652,757 21,652
124,333

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Insurance  2.5%
Assurant  122,342 25,661
Goosehead Insurance, Class A  289,876 34,223
Hanover Insurance Group  89,390 15,549
RLI  436,687 35,079
Root, Class A (1) 161,365 21,533
Selective Insurance Group  9,935 909
TWFG (1) 701,346 21,679
White Mountains Insurance Group  20,991 40,425
195,058
Total Financials 1,460,264
HEALTH CARE  15.8%
Biotechnology  6.4%
Arcellx (1) 529,305 34,722
Arrowhead Pharmaceuticals (1) 755,302 9,623
Ascendis Pharma, ADR (1) 233,855 36,449
Avidity Biosciences (1) 342,780 10,119
Black Diamond Therapeutics (1) 2,370,360 3,674
Blueprint Medicines (1) 309,839 27,424
Centessa Pharmaceuticals, ADR (1) 470,709 6,769
Crinetics Pharmaceuticals (1) 264,255 8,863
CRISPR Therapeutics (1) 183,357 6,240
Cytokinetics (1) 934,780 37,569
Dyne Therapeutics (1) 288,538 3,018
Erasca (1) 3,579,845 4,904
Immatics (1) 3,194,964 14,409
Immunocore Holdings, ADR (1) 1,861,666 55,236
Immunome (1) 2,851,542 19,191
Immunovant (1) 2,405,345 41,107
Insmed (1) 336,299 25,656
Ionis Pharmaceuticals (1) 1,233,406 37,212
Krystal Biotech (1) 82,720 14,914
Merus (1) 164,837 6,938
Metsera (1) 446,417 12,151
Metsera, Acquisition Date: 11/12/24, Cost $6,890 (1)(5) 581,810 15,837

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Nurix Therapeutics (1) 559,304 6,645
Prime Medicine (1) 668,013 1,329
Revolution Medicines (1) 736,433 26,040
Vaxcyte (1) 338,719 12,790
Vera Therapeutics (1) 613,884 14,746
493,575
Health Care Equipment & Supplies  4.1%
Haemonetics (1) 387,796 24,644
Kestra Medical Technologies (1) 421,573 10,506
Kestra Medical Technologies, Acquisition Date: 7/15/24 - 3/6/25,
Cost $6,946 (1)(5) 601,756 14,996
Lantheus Holdings (1) 298,640 29,147
Masimo (1) 742,505 123,701
Neogen (1) 2,116,083 18,347
Outset Medical (1) 719,350 7,956
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $13,938 (1)
(2)(5) 3,701,604 1,518
Penumbra (1) 79,232 21,187
PROCEPT BioRobotics (1) 482,065 28,085
QuidelOrtho (1) 1,020,730 35,695
315,782
Health Care Providers & Services  3.3%
Alignment Healthcare (1) 2,569,784 47,849
BrightSpring Health Services (1) 1,515,056 27,407
Concentra Group Holdings Parent  1,188,008 25,780
HealthEquity (1) 307,273 27,154
Molina Healthcare (1) 99,607 32,810
NeoGenomics (1) 1,185,339 11,249
Oscar Health, Class A (1) 3,510,015 46,016
RadNet (1) 698,891 34,749
253,014
Health Care Technology  0.3%
Doximity, Class A (1) 330,275 19,166
19,166
Life Sciences Tools & Services  1.3%
Bruker  605,593 25,277

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Repligen (1) 113,703 14,468
Sotera Health (1) 2,345,261 27,346
Stevanato Group  1,495,143 30,531
97,622
Pharmaceuticals  0.4%
Axsome Therapeutics (1) 118,674 13,841
Elanco Animal Health (1) 1,480,972 15,550
Rapport Therapeutics (1) 319,294 3,203
32,594
Total Health Care 1,211,753
INDUSTRIALS & BUSINESS SERVICES  18.0%
Aerospace & Defense  1.2%
Karman Holdings (1) 365,164 12,204
Leonardo DRS  1,072,178 35,253
Loar Holdings (1) 588,322 41,565
89,022
Building Products  1.1%
AAON  8,297 648
AZZ  691,686 57,832
CSW Industrials  52,984 15,446
Simpson Manufacturing  57,544 9,039
82,965
Commercial Services & Supplies  2.0%
Casella Waste Systems, Class A (1) 346,712 38,662
MSA Safety  125,654 18,432
Tetra Tech  14,633 428
VSE  830,615 99,666
157,188
Construction & Engineering  1.6%
API Group (1) 2,210,101 79,033
Arcosa  582,531 44,925
123,958

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Electrical Equipment  0.2%
Thermon Group Holdings (1) 643,574 17,923
17,923
Ground Transportation  0.9%
Landstar System  4,314 648
RXO (1) 1,316,416 25,144
Saia (1) 114,796 40,113
65,905
Machinery  6.1%
AGCO  9,627 891
Atmus Filtration Technologies  736,723 27,060
Crane  254,885 39,043
Enerpac Tool Group  573,779 25,740
Enpro  284,085 45,962
Esab  724,742 84,432
ESCO Technologies  161,580 25,711
Federal Signal  436,049 32,071
Graco  239,730 20,020
Hillenbrand  283,045 6,833
Hillman Solutions (1) 1,708,400 15,017
RBC Bearings (1) 273,217 87,913
Spirax Group (GBP)  307,258 24,769
SPX Technologies (1) 278,812 35,905
Toro  11,362 827
472,194
Professional Services  1.0%
Acuren (1) 1,713,160 19,050
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost $4,339 (1)(2)
(5) 568,563 3,491
iCapital, Acquisition Date: 3/10/25, Cost $4,854 (1)(2)(5) 346,733 4,854
Parsons (1) 464,774 27,519
Paylocity Holding (1) 135,447 25,375
80,289
Trading Companies & Distributors  3.9%
Custom Truck One Source (1) 1,961,995 8,280

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
FTAI Aviation  427,909 47,511
GMS (1) 340,515 24,915
McGrath RentCorp  286,656 31,933
QXO  4,066,359 55,058
Rush Enterprises, Class A  490,051 26,174
SiteOne Landscape Supply (1) 752,477 91,381
Transcat (1) 269,631 20,074
305,326
Total Industrials & Business Services 1,394,770
INFORMATION TECHNOLOGY  10.1%
Electronic Equipment, Instruments & Components  3.3%
CTS  541,381 22,495
Insight Enterprises (1) 125,237 18,784
Mirion Technologies (1) 5,536,062 80,273
Novanta (1) 307,571 39,329
PAR Technology (1) 1,162,833 71,328
Teledyne Technologies (1) 52,456 26,108
258,317
IT Services  0.3%
Globant (1) 191,235 22,512
Themis Solutions, Acquisition Date: 4/14/21, Cost $2,746 (1)
(2)(5) 122,320 4,257
26,769
Semiconductors & Semiconductor Equipment  1.4%
Entegris  8,160 714
Lattice Semiconductor (1) 1,699,006 89,113
MACOM Technology Solutions Holdings (1) 201,691 20,245
110,072
Software  5.1%
Amplitude, Class A (1) 3,982,951 40,586
Appfolio, Class A (1) 3,807 837
Aurora Innovation (1) 5,359,175 36,040
CCC Intelligent Solutions Holdings (1) 4,139,257 37,378
Descartes Systems Group (1) 713,157 71,908
Intapp (1) 420,065 24,523

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
JFrog (1) 767,921 24,574
nCino (1) 916,092 25,165
Onestream (1) 1,700,564 36,290
ServiceTitan, Class A (1) 43,901 4,175
ServiceTitan, Class A, Acquisition Date: 11/9/18 - 6/28/21,
Cost $7,478 (1)(5) 225,471 21,445
Socure, Acquisition Date: 12/22/21, Cost $2,034 (1)(2)(5) 126,571 527
Vertex, Class A (1) 812,204 28,435
Workiva (1) 597,055 45,322
397,205
Total Information Technology 792,363
MATERIALS  3.9%
Chemicals  0.8%
Element Solutions  1,516,129 34,279
HB Fuller  442,052 24,808
PureCycle Technologies (1) 397,814 2,753
61,840
Construction Materials  0.3%
Knife River (1) 290,623 26,217
26,217
Containers & Packaging  0.8%
International Paper  1,224,324 65,318
65,318
Metals & Mining  1.7%
Constellium (1) 3,989,762 40,257
Osisko Gold Royalties  1,898,071 40,087
Royal Gold  155,592 25,441
Warrior Met Coal  551,169 26,302
132,087
Paper & Forest Products  0.3%
Louisiana-Pacific  242,005 22,259
West Fraser Timber (CAD)  12,833 986
23,245
Total Materials 308,707

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
REAL ESTATE  5.7%
Hotel & Resort Real Estate Investment Trusts  0.2%
Ryman Hospitality Properties, REIT  189,973 17,371
17,371
Industrial Real Estate Investment Trusts  1.1%
EastGroup Properties, REIT  221,712 39,055
Terreno Realty, REIT  732,892 46,333
85,388
Real Estate Management & Development  1.5%
Colliers International Group  301,974 36,629
FirstService  235,321 39,052
Landbridge, Class A  535,044 38,491
Opendoor Technologies (1) 775,142 791
114,963
Residential Real Estate Investment Trusts  1.3%
Flagship Communities REIT (3) 1,099,364 18,524
Independence Realty Trust, REIT  3,078,463 65,356
UNITE Group (GBP)  1,621,958 17,069
100,949
Retail Real Estate Investment Trusts  0.5%
Curbline Properties, REIT  1,544,739 37,367
37,367
Specialized Real Estate Investment Trusts  1.1%
CubeSmart, REIT  1,914,008 81,747
81,747
Total Real Estate 437,785
UTILITIES  4.1%
Electric Utilities  2.5%
Hawaiian Electric Industries (1) 2,318,995 25,393
IDACORP  482,248 56,047
OGE Energy  1,104,323 50,754
TXNM Energy  1,207,437 64,574
196,768

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Gas Utilities  0.9%
Chesapeake Utilities  540,770 69,451
69,451
Independent Power & Renewable Electricity
Producers  0.0%
Talen Energy (1) 4,120 823
823
Water Utilities  0.7%
California Water Service Group  598,982 29,027
Middlesex Water  350,204 22,448
51,475
Total Utilities 318,517
Total Miscellaneous Common Stocks  4.6% (6) 354,498
Total Common Stocks (Cost $6,220,450) 7,532,053
CONVERTIBLE BONDS  0.1%
HEALTH CARE  0.1%
Health Care Equipment & Supplies  0.1%
Kardium, 10.00%, 12/31/26, Acquisition Date: 5/31/24,
Cost $4,745 (1)(2)(5) 4,745,400 5,153
Total Health Care 5,153
Total Convertible Bonds (Cost $4,745) 5,153
CONVERTIBLE PREFERRED STOCKS  2.2%
CONSUMER DISCRETIONARY  0.0%
Hotels, Restaurants & Leisure  0.0%
Torchys Holdings, Acquisition Date: 11/13/20, Cost $6,813 (1)
(2)(3)(4)(5) 758,455 2,822
2,822
Specialty Retail  0.0%
1661, Series F, Acquisition Date: 5/28/21, Cost $10,756 (1)(2)
(5) 1,848,191 1,645
1,645
Total Consumer Discretionary 4,467

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONSUMER STAPLES  0.0%
Food Products  0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $39 (1)(2)(5) 2,101 7
Total Consumer Staples 7
FINANCIALS  0.1%
Banks  0.1%
CRB Group, Series D, Acquisition Date: 1/28/22,
Cost $9,075 (1)(2)(5) 86,312 5,461
Total Financials 5,461
HEALTH CARE  0.8%
Biotechnology  0.2%
Caris Life Sciences, Series C, Acquisition Date: 8/14/20,
Cost $4,493 (1)(2)(5) 1,627,947 8,010
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $8,050 (1)(2)(5) 993,799 4,889
12,899
Health Care Equipment & Supplies  0.0%
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $5,415 (1)
(2)(5) 5,330,753 4,531
4,531
Health Care Providers & Services  0.1%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $9,397 (1)(2)(5) 3,902,227 5,229
5,229
Life Sciences Tools & Services  0.5%
Cleerly, Series C, Acquisition Date: 7/8/22, Cost $4,754 (1)(2)
(5) 403,512 4,753
Inscripta, Series E, Acquisition Date: 3/30/21, Cost $5,808 (1)
(2)(5) 657,721 914
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $6,793 (1)(2)(5) 497,323 23,111
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $11,631 (1)(2)(5) 261,906 12,171
40,949
Total Health Care 63,608

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INDUSTRIALS & BUSINESS SERVICES  0.3%
Aerospace & Defense  0.1%
ABL Space Systems, Series A-8, Acquisition Date: 3/24/21,
Cost $5,882 (1)(2)(5) 148,209 104
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $11,512 (1)
(2)(5) 2,061,623 5,720
Epirus, Series D, Acquisition Date: 1/21/25, Cost $1,132 (1)(2)
(5) 408,092 1,132
6,956
Air Freight & Logistics  0.0%
Flexe, Series C, Acquisition Date: 11/18/20, Cost $5,112 (1)(2)
(5) 420,147 2,202
Flexe, Series D, Acquisition Date: 4/7/22, Cost $3,033 (1)(2)(5) 148,715 779
2,981
Electrical Equipment  0.0%
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $5,620 (1)
(2)(5) 269,870 534
534
Professional Services  0.2%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $3,881 (1)(2)
(5) 852,879 5,237
Checkr, Series D, Acquisition Date: 9/6/19, Cost $11,857 (1)(2)
(5) 1,176,033 7,221
12,458
Total Industrials & Business Services 22,929
INFORMATION TECHNOLOGY  0.5%
IT Services  0.1%
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $4,277 (1)(2)(5) 293,317 1,311
Haul Hub, Series C, Acquisition Date: 4/14/22, Cost $1,811 (1)
(2)(5) 95,996 429
Themis Solutions, Series AA, Acquisition Date: 4/14/21,
Cost $618 (1)(2)(5) 27,540 959
Themis Solutions, Series AB, Acquisition Date: 4/14/21,
Cost $62 (1)(2)(5) 2,740 95
Themis Solutions, Series B, Acquisition Date: 4/14/21,
Cost $67 (1)(2)(5) 2,980 104
Themis Solutions, Series E, Acquisition Date: 4/14/21,
Cost $2,202 (1)(2)(5) 98,096 3,414
6,312

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Semiconductors & Semiconductor Equipment  0.1%
Lightmatter, Series D, Acquisition Date: 10/11/24,
Cost $9,108 (1)(2)(5) 113,529 9,108
9,108
Software  0.3%
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $11,576 (1)(2)(5) 886,735 11,448
Nuro, Series D, Acquisition Date: 10/29/21, Cost $5,450 (1)(2)
(5) 261,432 3,427
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $5,397 (1)(2)(5) 1,068,639 3,676
Socure, Series A, Acquisition Date: 12/22/21, Cost $2,472 (1)
(2)(5) 153,828 640
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $2,029 (1)
(2)(5) 126,253 525
Socure, Series B, Acquisition Date: 12/22/21, Cost $37 (1)(2)(5) 2,284 10
Socure, Series E, Acquisition Date: 10/27/21, Cost $4,702 (1)
(2)(5) 292,632 1,217
20,943
Total Information Technology 36,363
MATERIALS  0.4%
Chemicals  0.2%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $7,078 (1)(2)(5) 149,321 8,850
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $9,813 (1)
(2)(5) 237,759 4,649
13,499
Metals & Mining  0.2%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $5,885 (1)(2)(5) 214,677 18,238
18,238
Total Materials 31,737
MISCELLANEOUS  0.1%
Miscellaneous  0.1%
Kobold Metals, Series C-1, Acquisition Date: 9/20/24,
Cost $9,035 (1)(2)(5) 106,359 9,035
Total Miscellaneous 9,035
Total Convertible Preferred Stocks (Cost $212,672) 173,607

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS  0.1%
Money Market Funds  0.1%
T. Rowe Price Government Reserve Fund, 4.39% (3)(7) 8,375,561 8,376
Total Short-Term Investments (Cost $8,376) 8,376
Total Investments in Securities  99.7%
(Cost $6,446,243) $ 7,719,189
Other Assets Less Liabilities 0.3% 23,516
Net Assets 100.0% $ 7,742,705
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Affiliated Companies
(4) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $266,635 and represents 3.4% of net assets.
(6) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(7) Seven-day yield
ADR American Depositary Receipts
CAD Canadian Dollar
GBP British Pound
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Small-Cap Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Flagship Communities REIT  $ — $ 2,130 $ 140
Torchys Holdings  — — —
Torchys Holdings, Class A  — — —
T. Rowe Price Government Reserve Fund,
4.39% — — 326
Totals $ —# $ 2,130 $ 466+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
3/31/25
Flagship Communities REIT  $ 15,192 $ 1,217 $ 15 $ 18,524
Torchys Holdings  2,822 — — 2,822
Torchys Holdings, Class A  14,370 — — 14,370
T. Rowe Price Government
Reserve Fund, 4.39% 56,752  ¤  ¤ 8,376
Total $ 44,092^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $466 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $65,852.

T. ROWE PRICE Small-Cap Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Small-Cap Stock Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Small-Cap Stock Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Small-Cap Stock Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Small-Cap Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2025. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at March 31, 2025, totaled $2,028,000 for the period ended March 31, 2025.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 7,188,968 $ 307,488 $ 35,597 $ 7,532,053
Convertible Bonds — — 5,153 5,153
Convertible Preferred Stocks — — 173,607 173,607
Short-Term Investments 8,376 — — 8,376
Total $ 7,197,344 $ 307,488 $ 214,357 $ 7,719,189
($000s)
Beginning
Balance
12/31/24
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
3/31/25
Investment in Securities
Common Stocks $ 45,386 $ (2,877) $ 4,854 $ (11,766) $ 35,597
Convertible Bonds 4,745 408 — — 5,153
Convertible Preferred Stocks 177,746 1,619 1,132 (6,890) 173,607
Total $ 227,877 $ (850) $ 5,986 $ (18,656) $ 214,357

T. ROWE PRICE Small-Cap Stock Fund

epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F65-054Q1 03/25